Financing Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2018
Financing Expenses (Income) [Abstract]
Schedule of Financing Expenses, Net
	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS

Income on bank deposits, investments and others	(13)	(2)	(1)
Change in fair value of financial assets measured at fair value through profit or loss	(29)	(7)	(27)
Income in respect of credit in sales, net of discount	(42)	(35)	(30)
Linkage and exchange rate differences, net	(16)	-	-
Other finance income	(23)	(25)	(31)

Total financing income	(123)	(69)	(89)

Interest expenses on financial liabilities	871	445	472
Linkage and exchange rate differences, net	38	48	64
Change in contingent consideration in a business combination	55	(14)	43
Change in fair value of financial assets measured at fair value through profit or loss	23	39	-
Financing expenses for employee benefits, net	15	35	9
Financing expenses for lease commitments	-	-	26
Other financing expenses	52	33	6

Total financing expenses	1,054	586	620

Financing expense, net	931	517	531